Related Parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Parties	Related Parties
We had convertible notes with certain related parties that were settled in connection with the Merger. See Note 4 (Reverse Recapitalization).

The following table provides the associated finance costs as follows:

	Six Months Ended June 30,
	2023	2022
Convertible notes from related parties
Interest expense on amounts owed to related parties	$—	$44

There are no sales or purchases transactions with entities which have significant influence over us or our key management personnel.

See description of transactions with CF&Co and Liberty Investment as part of the Merger Transaction described in Note 4 (Reverse Recapitalization).

We made purchases totaling $1.4 million from our equity method investee, OS, in the six months ended June 30, 2023 and there was $0.8 million owed to OS and included in accounts payable at June 30, 2023.